Non-financial Assets and Liabilities - Summary of Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Other Provisions [Line Items]
Provisions	$ 17,906	$ 18,710
Provisions	12,523	17,017
Total provisions	30,429	35,727
Contingent Consideration
Disclosure Of Other Provisions [Line Items]
Provisions	10,823	10,764
Provisions	12,461	14,645
Total provisions	23,284	25,409
Employee Benefits
Disclosure Of Other Provisions [Line Items]
Provisions	3,333	4,195
Provisions	62	47
Total provisions	3,395	4,242
Provision for License Agreements
Disclosure Of Other Provisions [Line Items]
Provisions	3,750	3,751
Provisions		2,325
Total provisions	$ 3,750	$ 6,076